Cover	3 Months Ended
Mar. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	INTELLINETICS, INC.
Entity Central Index Key	0001081745
Entity Tax Identification Number	87-0613716
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2190 Dividend Drive
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43228
City Area Code	614
Local Phone Number	921-8170
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2190 Dividend Drive
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43228
City Area Code	614
Local Phone Number	921-8170